Income Taxes - Deferred Tax Assets And Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Income Taxes Assets Liabilities [Line Items]
Assets	$ 251,996	$ 212,695
Liabilities	(1,089,397)	(926,398)
Valuation allowance	(3,165)	(8,577)
Total	(837,401)	(713,703)
Property, Plant and Equipment
Deferred Income Taxes Assets Liabilities [Line Items]
Liabilities	(741,970)	(712,339)
Lease obligation
Deferred Income Taxes Assets Liabilities [Line Items]
Assets	131,567	94,447
Accrued employee benefits
Deferred Income Taxes Assets Liabilities [Line Items]
Assets	17,322	21,819
Accrued post-retirement benefits
Deferred Income Taxes Assets Liabilities [Line Items]
Assets	10,897	11,646
Accrued environmental costs
Deferred Income Taxes Assets Liabilities [Line Items]
Assets	26,999	27,200
Hedging instruments
Deferred Income Taxes Assets Liabilities [Line Items]
Liabilities	(652)	(903)
Inventory differences
Deferred Income Taxes Assets Liabilities [Line Items]
Liabilities	(148,539)	(24,271)
Deferred turnaround costs
Deferred Income Taxes Assets Liabilities [Line Items]
Liabilities	(100,585)	(85,326)
Net operating loss and tax credit carryforwards
Deferred Income Taxes Assets Liabilities [Line Items]
Assets	63,967	51,227
HEP
Deferred Income Taxes Assets Liabilities [Line Items]
Liabilities	(94,486)	(94,982)
Other
Deferred Income Taxes Assets Liabilities [Line Items]
Assets	$ 1,244	$ 6,356